Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.88%
Alabama: 0.78%
Utilities revenue: 0.78%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$754,867
California: 0.51%
Utilities revenue: 0.51%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	493,550
Georgia: 0.48%
Utilities revenue: 0.48%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	471,402
Guam: 1.19%
Airport revenue: 0.78%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	194,294
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	560,645
				754,939
Miscellaneous revenue: 0.41%
Territory of Guam Series F	4.00	1-1-2042	500,000	404,644
				1,159,583
Illinois: 0.79%
Airport revenue: 0.48%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	471,462
Miscellaneous revenue: 0.31%
City of Chicago Lakeshore East Special Assessment Area144A	2.27	12-1-2024	308,000	298,552
				770,014
Pennsylvania: 93.61%
Airport revenue: 3.66%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,470,284
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2026	580,000	582,437
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2030	1,500,000	1,508,722
				3,561,443
Education revenue: 18.10%
Allegheny County Higher Education Building Authority Robert Morris University	5.00	10-15-2037	750,000	693,608
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,013,919
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	934,856
Chester County IDA Renaissance Academy Charter School	3.75	10-1-2024	130,000	129,002
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	955,706
Delaware County Authority Neumann University	5.00	10-1-2039	250,000	228,381
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	4.00	5-1-2032	330,000	306,951
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	4.00%	5-1-2033	$315,000	$291,689
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	4.00	5-1-2034	550,000	508,770
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2051	2,000,000	1,714,658
Latrobe IDA Seton Hill University	4.00	3-1-2051	800,000	551,337
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	623,043
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	513,829
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2030	1,500,000	1,451,122
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	353,342
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	165,906
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	582,259
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	962,973
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	500,073
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	300,801
Philadelphia IDA First Philadelphia Preparatory Charter School Series A	7.00	6-15-2033	940,000	956,386
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	340,000	329,712
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	227,149
Philadelphia IDA LaSalle University	5.00	5-1-2036	1,355,000	1,176,831
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	221,265
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	145,592
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	470,187
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,286,737
				17,596,084
GO revenue: 17.92%
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2035	250,000	249,239
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2036	350,000	344,300
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2037	350,000	334,236
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2038	250,000	234,327
Central Dauphin School District	5.00	2-1-2037	2,075,000	2,105,417
City of Oil City Series A (AGM Insured)	4.00	12-1-2039	315,000	290,155
City of Oil City Series A (AGM Insured)	4.00	12-1-2040	250,000	228,037
City of Oil City Series A (AGM Insured)	4.00	12-1-2041	250,000	226,222
City of Oil City Series A (AGM Insured)	4.00	12-1-2042	200,000	178,813
City of Philadelphia Series A	5.00	8-1-2036	1,250,000	1,293,679
City of Pittsburgh	5.00	9-1-2043	200,000	203,545
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	595,413
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	444,619
Highlands School District (AGM Insured)	5.00	4-15-2035	295,000	309,791
Montour School District Series B (AGM Insured)	5.00	4-1-2032	1,000,000	1,013,757
Moon Area School District Series A	5.00	11-15-2028	150,000	151,622
See accompanying notes to portfolio of investments
2 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Moon Area School District Series A	5.00%	11-15-2029	$1,445,000	$1,458,892
North Allegheny School District	5.00	5-1-2030	100,000	108,130
North Allegheny School District	5.00	5-1-2031	290,000	313,476
Parkland School District Series A	4.00	2-1-2029	300,000	305,649
Parkland School District Series B	4.00	2-1-2036	650,000	634,520
Penn Delco School District	4.00	6-1-2045	1,000,000	871,483
Pequea Valley School District	4.00	5-15-2049	750,000	637,679
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,246,815
School District of Philadelphia Series C (AGM Insured)	5.00	6-1-2024	1,225,000	1,231,307
School District of the City of Erie Series A (AGM Insured)	5.00	4-1-2034	515,000	540,318
West Shore School District	5.00	11-15-2048	1,500,000	1,511,514
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	103,741
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2028	120,000	125,944
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	52,893
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	73,491
				17,419,024
Health revenue: 21.23%
Allegheny County Hospital Development Authority Allegheny Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,469,654
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.68	11-15-2047	1,000,000	989,452
Berks County IDA Tower Health Obligated Group	5.00	11-1-2037	430,000	245,797
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	317,696
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2028	2,090,000	2,102,742
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,013,812
Doylestown Hospital Authority Series A	5.00	7-1-2049	250,000	209,897
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	455,612
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	379,303
Geisinger Authority Geisinger Health System Obligated Group Series A	4.00	4-1-2050	1,000,000	840,463
Geisinger Authority Geisinger Health System Obligated Group Series A-1	5.00	2-15-2045	1,000,000	987,493
Geisinger Authority Geisinger Health System Obligated Group Series Cøø	5.00	4-1-2043	645,000	668,499
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	1,000,000	1,019,611
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	387,559
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	958,583
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	932,779
Montgomery County IDA Waverly Heights Ltd Obligated Group	5.00	12-1-2044	1,000,000	948,183
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	473,638
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	10-15-2035	645,000	676,449
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	10-15-2036	800,000	831,867
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Pennsylvania EDFA UPMC Obligated Group Series A1	4.00%	4-15-2037	$700,000	$651,668
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2040	1,500,000	1,508,274
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group Series A	5.00	8-15-2047	1,500,000	1,493,933
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2023	75,000	74,890
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	284,474
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2046	525,000	378,489
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	339,435
				20,640,252
Housing revenue: 4.14%
Chester County IDA University Student Housing LLC Series A	5.00	8-1-2030	555,000	543,039
Commonwealth Financing Authority Pennsylvania Department of Community & Economic Development Series B	5.00	6-1-2031	250,000	268,588
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.75	6-30-2048	750,000	782,125
Pennsylvania Housing Finance Agency LIH Wilkes-Barre LP (Department of Housing and Urban Development Insured)øø	1.25	2-1-2025	1,000,000	987,865
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	564,511
State Public School Building Authority Chester Upland School District Series C (AGM Insured)	5.00	9-15-2026	875,000	875,629
				4,021,757
Miscellaneous revenue: 9.27%
Commonwealth of Pennsylvania Series A COP	5.00	7-1-2038	1,000,000	1,026,946
Delaware County Authority Neumann University	5.00	10-1-2031	1,500,000	1,475,842
Delaware Valley Regional Finance Authority Series D (TD Bank N.A. LOC)ø	3.80	11-1-2055	1,000,000	1,000,000
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	949,199
Pennsylvania Finance Authority Hills Project Series B (NPFGC Insured)¤	0.00	12-1-2023	3,790,000	3,761,707
Philadelphia IDA City of Philadelphia Series A	5.00	2-15-2038	785,000	799,330
				9,013,024
Tax revenue: 2.11%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	464,869
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2042	1,500,000	1,590,884
				2,055,753
Transportation revenue: 6.20%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	590,128
Pennsylvania Turnpike Commission First Series	5.00	12-1-2043	1,800,000	1,863,214
See accompanying notes to portfolio of investments
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Pennsylvania Turnpike Commission Series A	5.25%	12-1-2053	$1,500,000	$1,555,328
Pennsylvania Turnpike Commission Series A2	5.00	12-1-2048	2,000,000	2,022,934
				6,031,604
Utilities revenue: 1.01%
Philadelphia Gas Works Co. Series 15TH	5.00	8-1-2047	1,000,000	984,016
Water & sewer revenue: 9.97%
Bucks County Water & Sewer Authority Series A (AGM Insured)	5.25	12-1-2047	2,175,000	2,265,498
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,031,321
City of Philadelphia Water & Wastewater Revenue Series A	5.00	10-1-2038	2,000,000	2,041,339
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	563,138
Erie City Water Authority (BAM Insured)	4.25	12-1-2052	1,000,000	882,599
Lehigh County Authority City Division Fund CAB¤	0.00	12-1-2030	2,000,000	1,443,328
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	500,000	433,190
Pittsburgh Water & Sewer Authority Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,028,076
				9,688,489
				91,011,446
South Carolina: 0.52%
Utilities revenue: 0.52%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	500,000	503,262
Total municipal obligations (Cost $103,926,096)				95,164,124

		Yield	Shares
Short-term investments: 0.73%
Investment companies: 0.73%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.28	709,673	709,815
Total short-term investments (Cost $709,815)				709,815
Total investments in securities (Cost $104,635,911)	98.61%			95,873,939
Other assets and liabilities, net	1.39			1,354,746
Total net assets	100.00%			$97,228,685

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
COP	Certificate of participation
EDFA	Economic Development Finance Authority
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$1,717,837	$9,205,382	$(10,213,404)	$14	$(14)	$709,815	709,673	$20,287
See accompanying notes to portfolio of investments
6 | Allspring Pennsylvania Tax-Free Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$95,164,124	$0	$95,164,124
Short-term investments
Investment companies	709,815	0	0	709,815
Total assets	$709,815	$95,164,124	$0	$95,873,939
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Pennsylvania Tax-Free Fund  | 7